Segment Reporting, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets [Abstract]
Cash and cash equivalents including restricted cash	$ 22,222	$ 11,629	$ 39,956	$ 24,544
Investments in unconsolidated joint ventures	7,881	8,054
Advances for asset acquisitions to related party (Note 5)	11,500	24,000
Other fixed assets, net	505	505
Assets	333,609	$ 422,772
Operating Segment [Member] | Tanker Segment [Member]
Assets [Abstract]
Assets	246,582
Operating Segment [Member] | Megayacht Segment [Member]
Assets [Abstract]
Assets	44,919
Reconciling Item [Member]
Assets [Abstract]
Cash and cash equivalents including restricted cash	22,222
Investments in unconsolidated joint ventures	7,881
Advances for asset acquisitions to related party (Note 5)	11,500
Other fixed assets, net	$ 505